LOANS TO JOINT VENTURES	12 Months Ended
Dec. 31, 2019
LOANS TO JOINT VENTURES [Abstract]
LOANS TO JOINT VENTURES
11	LOANS TO JOINT VENTURES

For purpose of impairment assessment, loans to joint ventures have been considered to have a significant increase in the risk of default
on the loans since initial recognition because of the volatile economic environment the joint ventures operate in. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at lifetime ECL. In determining the ECL, management has taken into account the provision of losses that arose from the Group’s share of losses in joint venture that were in excess of the Group’s cost of investment in joint ventures (Note 17) and any additional loss allowance required based on the expected recovery from the loan.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2019	2018
	US$’000	US$’000
Balance as at 1 January 2019	1,680	10,667
Loss allowance reversed in profit or loss during the year on changes in credit risk	(128)	(2,540)
Amount written off	-	(6,447)
Balance as at 31 December 2019	1,552	1,680